Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000001635 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000001635 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000001635 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001635 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000001635 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001635 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001635 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001635 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001635 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001635 | X.AI Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001635 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000001635 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000001635 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000001635 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000001635 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000001635 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000001635 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001635 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000001635 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000077818 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077818 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077818 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077818 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000077818 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077818 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077818 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077818 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077818 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077818 | X.AI Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077818 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000077818 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000077818 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000077818 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000077818 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000077818 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077818 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077818 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077818 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000165210 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000165210 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000165210 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000165210 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000165210 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000165210 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165210 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165210 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165210 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165210 | X.AI Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165210 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000165210 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000165210 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000165210 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000165210 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000165210 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000165210 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000165210 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000165210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000001636 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001636 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000001636 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000001636 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000001636 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000001636 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001636 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001636 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000001636 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000001636 | Morningstar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001636 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001636 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001636 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001636 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000001636 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000001636 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001636 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000001636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000077819 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077819 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077819 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000077819 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000077819 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000077819 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077819 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000077819 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000077819 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077819 | Morningstar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077819 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000077819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000077819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000077819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000077819 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000077819 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000077819 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000165211 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000165211 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000165211 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000165211 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000165211 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000165211 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000165211 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000165211 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000165211 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000165211 | Morningstar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165211 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000165211 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000165211 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000165211 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000165211 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000165211 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000165211 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000165211 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000001637 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001637 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001637 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000001637 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001637 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001637 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001637 | Planet Fitness, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001637 | ICON plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001637 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001637 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001637 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000001637 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000001637 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000001637 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001637 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000001637 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000001637 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001637 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001637 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000077820 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077820 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077820 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000077820 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077820 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000077820 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077820 | Planet Fitness, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077820 | ICON plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077820 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077820 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077820 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000077820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000077820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000077820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000077820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000077820 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000077820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077820 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
C000165212 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000165212 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000165212 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000165212 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000165212 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000165212 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165212 | Planet Fitness, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165212 | ICON plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000165212 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000165212 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165212 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000165212 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000165212 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000165212 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000165212 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000165212 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000165212 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000165212 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000165212 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000165212 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000001638 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001638 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000001638 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000001638 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001638 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001638 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000001638 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000001638 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001638 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001638 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001638 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001638 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000001638 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001638 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000001638 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001638 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001638 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001638 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000001638 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001638 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001638 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[13]
C000077821 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077821 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000077821 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000077821 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077821 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077821 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000077821 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077821 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077821 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077821 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077821 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077821 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000077821 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077821 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000077821 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077821 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077821 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077821 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000077821 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077821 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[14]
C000174753 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174753 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000174753 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000174753 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174753 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174753 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174753 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174753 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174753 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174753 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174753 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174753 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000174753 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174753 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000174753 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174753 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000174753 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174753 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000174753 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174753 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174753 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[15]
C000001639 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000001639 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000001639 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000001639 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001639 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001639 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001639 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001639 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001639 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001639 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001639 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001639 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000001639 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001639 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001639 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000001639 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000001639 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000001639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[16]
C000077822 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000077822 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000077822 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000077822 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077822 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077822 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077822 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077822 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077822 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077822 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077822 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077822 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000077822 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077822 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000077822 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000077822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000077822 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000077822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[17]
C000165213 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000165213 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000165213 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000165213 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165213 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000165213 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000165213 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165213 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165213 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165213 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000165213 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165213 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000165213 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000165213 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000165213 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000165213 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000165213 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000165213 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[18]
C000130959 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000130959 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130959 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130959 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130959 | Liberty Media Corporation-Liberty Live Cl C
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130959 | Karman Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130959 | DraftKings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130959 | Loar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130959 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130959 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130959 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130959 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000130959 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000130959 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000130959 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130959 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130959 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130959 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130959 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[19]
C000130959 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130959 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000130960 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000130960 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130960 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130960 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130960 | Liberty Media Corporation-Liberty Live Cl C
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130960 | Karman Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130960 | DraftKings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130960 | Loar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130960 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130960 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130960 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130960 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000130960 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000130960 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000130960 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130960 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130960 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130960 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130960 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[20]
C000130960 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130960 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174754 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000174754 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174754 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174754 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174754 | Liberty Media Corporation-Liberty Live Cl C
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174754 | Karman Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174754 | DraftKings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174754 | Loar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174754 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174754 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174754 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174754 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000174754 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000174754 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000174754 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174754 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000174754 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174754 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[21]
C000174754 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174754 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196921 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000196921 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000196921 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196921 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000196921 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196921 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196921 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000196921 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196921 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196921 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196921 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196921 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000196921 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196921 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196921 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000196921 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000196921 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196921 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000196921 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196921 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[22]
C000196922 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000196922 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000196922 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196922 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000196922 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196922 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196922 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000196922 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196922 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196922 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196922 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196922 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000196922 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196922 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196922 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000196922 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000196922 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196922 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000196922 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196922 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[23]
C000196923 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000196923 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000196923 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196923 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000196923 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000196923 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196923 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000196923 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196923 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196923 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196923 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196923 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000196923 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196923 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196923 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000196923 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000196923 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196923 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000196923 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196923 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[24]

[1]	Includes other assets and liabilities-net.
[2]	Includes other assets and liabilities-net.
[3]	Includes other assets and liabilities-net.
[4]	Rounds to less than 0.1%.
[5]	Includes other assets and liabilities-net.
[6]	Rounds to less than 0.1%.
[7]	Includes other assets and liabilities-net.
[8]	Rounds to less than 0.1%.
[9]	Includes other assets and liabilities-net.
[10]	Includes other assets and liabilities-net.
[11]	Includes other assets and liabilities-net.
[12]	Includes other assets and liabilities-net.
[13]	Includes other assets and liabilities-net.
[14]	Includes other assets and liabilities-net.
[15]	Includes other assets and liabilities-net.
[16]	Includes other assets and liabilities-net.
[17]	Includes other assets and liabilities-net.
[18]	Includes other assets and liabilities-net.
[19]	Includes other assets and liabilities-net.
[20]	Includes other assets and liabilities-net.
[21]	Includes other assets and liabilities-net.
[22]	Includes other assets and liabilities-net.
[23]	Includes other assets and liabilities-net.
[24]	Includes other assets and liabilities-net.